EQUITY, Classes of Shares (Details) - USD ($) $ in Thousands			12 Months Ended
		Apr. 13, 2023	Dec. 31, 2023	Dec. 31, 2021
Share Capital [Abstract]
Shares issued and outstanding at beginning of period			$ 318,339
Issuance of shares through Business Combination			18,096
Issuance of shares for exercise of share awards			412
Acquisition of treasury shares			(2,604)
Issuance of shares for cash			9,517
Shares issued and outstanding at ending of period			$ 332,566
Class A Ordinary Shares [Member]
Share Capital [Abstract]
Shares issued and outstanding at beginning of period (in shares)			60,281,184	0
Shares issued and outstanding at beginning of period			$ 6	$ 0
Share allotment upon Reorganization (in shares)		60,281,185		60,281,184
Share allotment upon Reorganization				$ 6
Issuance of shares through Business Combination (in shares)			2,607,498
Issuance of shares through Business Combination	[1]
Issuance of shares for exercise of share awards (in shares)			117,917
Issuance of shares for exercise of share awards	[1]
Acquisition of treasury shares (in shares)			(606,756)
Acquisition of treasury shares	[1]
Issuance of shares for cash (in shares)			1,166,533
Issuance of shares for cash	[1]
Shares issued and outstanding at end of period (in shares)		4,384,796,703	63,566,376	60,281,184
Shares issued and outstanding at ending of period			$ 6	$ 6
Class V Ordinary Shares [Member]
Share Capital [Abstract]
Shares issued and outstanding at beginning of period (in shares)			48,399,922	0
Shares issued and outstanding at beginning of period			$ 5	$ 0
Share allotment upon Reorganization (in shares)		48,399,922		48,399,922
Share allotment upon Reorganization				$ 5
Issuance of shares through Business Combination (in shares)			0
Issuance of shares through Business Combination			$ 0
Issuance of shares for exercise of share awards (in shares)			0
Issuance of shares for exercise of share awards			$ 0
Acquisition of treasury shares (in shares)			0
Acquisition of treasury shares			$ 0
Issuance of shares for cash (in shares)			0
Issuance of shares for cash			$ 0
Shares issued and outstanding at end of period (in shares)			48,399,922	48,399,922
Shares issued and outstanding at ending of period			$ 5	$ 5

[1]	Amount less than US$1